Dividends Payable	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Dividends Payable
13.	DIVIDENDS PAYABLE

For the years ended December 31, 2010 and 2012, the board of directors of the Company declared the distribution of dividends of RMB159,901 and RMB90,000 respectively, to all ordinary shareholders of the Company. The remaining unpaid dividends were RMB194,526 as of December 31, 2012, and nil as of December 31, 2013. All dividends payable were paid in the current year prior to the completion of the IPO.